Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Basis Of Presentation
(a)	Basis of presentation:

These accounting policies conform to accounting principles generally accepted in the United States of America ("GAAP") and have been consistently applied in the preparation of the consolidated financial statements.

Principles Of Consolidation
(b)	Principles of consolidation:

The accompanying consolidated financial statements include the accounts of Seaspan Corporation and all of its subsidiaries, which are wholly-owned. The Company's subsidiaries were formed to secure financing for the Company. As of December 31, 2011, the following subsidiaries, which are directly or indirectly wholly-owned, are counterparties to financing:

•	Seaspan Finance I Co. Ltd.;

•	Seaspan Containership 2181 Ltd.;

•	Seaspan Containership 2180 Ltd.;

•	Seaspan Containership 2177 Ltd.;

•	Seaspan Containership S452 Ltd.;

•	Seaspan 140 Ltd.;

•	Seaspan YZJ 983 Ltd.;

•	Seaspan YZJ 985 Ltd.; and

•	Seaspan YZJ 993 Ltd.

The Company also consolidates any variable interest entities (VIEs) of which it is the primary beneficiary. The primary beneficiary, under the revised guidance, is the enterprise that has both the power to make decisions that most significantly affect the economic performance of the VIE and has the right to receive benefits or the obligation to absorb losses that in either case could potentially be significant to the VIE. The impact of the consolidation of these VIEs is described in note 10.

The Company accounts for its investment in companies in which it has significant influence by the equity method. The Company's proportionate share of income (loss) is included in income and added to or deducted from the cost of the investment.

All significant intercompany balances and transactions have been eliminated upon consolidation.

Cash Equivalents
(c)	Cash equivalents:
Cash equivalents include highly liquid securities with terms to maturity of three months or less when acquired.
Vessels
(d)	Vessels:

Except as described below, vessels are recorded at their cost, which consists of the purchase price, acquisition and delivery costs.

Vessels purchased from the predecessor upon completion of the Company's initial public offering were initially recorded at the predecessor's carrying value.

Vessels under construction include deposits, installment payments, interest, financing costs, construction design, supervision costs, and other pre-delivery costs incurred during the construction period.

Depreciation is provided on a straight-line basis over the estimated useful life of each vessel, which is 30 years from the date of completion. The Company calculates depreciation based on the remaining useful life and the expected salvage value of the vessel.

Vessels are evaluated for impairment when events or circumstances indicate that their carrying values may not be recovered from future undiscounted cash flows. Such evaluations include comparison of current and anticipated operating cash flows, assessment of future operations and other relevant factors. When the carrying value of the vessels exceeds the undiscounted estimated future cash flows, the vessels would be written down to their fair value.

Dry-Dock Activities
(e)	Dry-dock activities:

Classification rules require that vessels be dry-docked for inspection including planned major maintenance and overhaul activities for ongoing certification. The Company generally dry-docks its vessels once every five years. Dry-docking activities include the inspection, refurbishment and replacement of steel, engine components, electrical, pipes and valves, and other parts of the vessel. The Company has adopted the deferral method of accounting for dry-dock activities whereby costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-dock activity.

Intangible Assets
(f)	Intangible assets:

For certain vessels where the Company provides lubricants for the operation of such vessels, the Company has a contractual right to have the vessel returned with the same level and complement of lubricants upon termination of the management agreement. This contractual right is recorded as an intangible asset and included in other assets at the historical fair value of the lubricants at the time of delivery. Intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate the asset might be impaired. An impairment loss is recognized when the carrying amount of the intangible asset exceeds its fair value.

Deferred Financing Fees
(g)	Deferred financing fees:

Deferred financing fees represent the unamortized costs incurred on issuance of the Company's credit and lease facilities. Amortization of deferred financing fees on leases is provided on the effective interest rate method over the term of the underlying obligation. Amortization of deferred financing fees on credit facilities is provided on the effective interest rate method over the term of the facility based on amounts available under the facilities.

Revenue Recognition
(h)	Revenue recognition:

Revenue from time charter is recognized each day the vessel is on-hire and when collection is reasonably assured. Cash received in excess of earned revenue is recorded as deferred revenue.

Derivative Financial Instruments
(i)	Derivative financial instruments:

The Company's hedging policies permit the use of various derivative financial instruments to manage interest rate risk. The Company has entered into interest rate swaps and a swaption to reduce the Company's exposure to changing interest rates on its credit and lease facilities.

All of the Company's derivatives are measured at their fair value at the end of each period. For derivatives not designated as accounting hedges, changes in their fair value are recorded in earnings.

The Company had previously designated certain of its interest rate swaps as accounting hedges and applied hedge accounting to those instruments. While hedge accounting was applied, the effective portion of the unrealized gains or losses on those designated interest rate swaps was recorded in other comprehensive loss.

By September 30, 2008, the Company had de-designated all of its interest rate swaps as accounting hedges. Subsequent to their de-designation dates, changes in their fair value are recorded in earnings.

The Company evaluates whether the occurrence of any of the previously hedged interest payments are considered to be remote. When the previously hedged interest payments are not considered remote of occurring, unrealized gains or losses in accumulated other comprehensive income associated with the previously designated interest rate swaps are recognized in earnings when and where the interest payments are recognized. If such interest payments are identified as being remote, the accumulated other comprehensive income balance pertaining to these amounts is reversed through earnings immediately.

Fair Value Measurement
(k)	Fair value measurement:

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•

Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2—Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Share-Based Compensation
(l)	Share-based compensation:

The Company has granted restricted shares and phantom share units to officers and directors as compensation. Compensation cost of the Company's share-based compensation awards is measured at their grant date fair values, based on the quoted market price of the Company's Class A common shares, and recognized straight-line over the requisite service period.

Earnings Per Share
(m)	Earnings per share:

The Company has multiple classes of common shares with different participation rights and applies the two-class method to compute basic earnings per share (EPS).

The treasury stock method is used to compute the dilutive effect of the Company's share-based compensation awards. Under this method, the incremental number of shares used in computing diluted EPS is the difference between the number of shares assumed issued and purchased using assumed proceeds.

The if-converted method is used to compute the dilutive effect of the Company's Series A preferred shares. Under this method, dividends applicable to the Series A preferred shares are added back to income attributable to common shareholders and the Series A preferred shares and paid-in kind dividends are assumed to have been converted at the share price applicable at the end of the period. The if-converted method is applied to the computation of diluted EPS only if the effect is dilutive. The dividends recorded in the financial statements that are applicable to the Series B preferred shares reduce the income available to common shareholders. The dividends applicable to the Series C preferred share reduce the income available to common shareholders, even if not declared, since the dividends are cumulative.

Use Of Estimates
(n)	Use of estimates:

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting fiscal periods. Areas where accounting judgments and estimates are significant to the Company include the assessment of the vessel lives and the recoverability of the carrying value of vessels which are subject to future market events and the fair value of interest rate derivative financial instruments. Actual results could differ from those estimates.

Recent Accounting Pronouncement
(o)	Recent accounting pronouncement:

In June 2011, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update ("ASU") aimed at increasing the prominence of other comprehensive income in financial statements by requiring comprehensive income to be reported in either a single statement or in two consecutive statements reporting net income and other comprehensive income. In October 2011, the FASB deferred the requirement for separate presentation on the face of the financial statements for items reclassified from other comprehensive income ("OCI") into net income within both the net income and OCI sections of the financial statements. The guidance is effective for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company is in compliance with this guidance, therefore there is no further impact on the Company's financial statement disclosure.